Cover	Mar. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 19, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-34079
Entity Registrant Name	Opus Genetics, Inc.
Entity Central Index Key	0001228627
Entity Tax Identification Number	11-3516358
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 Davis Drive
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27709
City Area Code	(248)
Local Phone Number	957-9024
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	IRD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false